Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments
Fixed income securities, at fair value (amortized cost $4,695,151 and $4,959,541)	$ 4,991,203	$ 5,491,047
Mortgage loans	614,184	493,792
Equity securities, at fair value (cost $209,122 and $205,549)	205,822	206,122
Limited partnership interests	281,115	212,947
Short-term, at fair value (amortized cost $108,277 and $138,371)	108,279	138,372
Policy loans	40,462	39,993
Other	983	600
Total investments	6,242,048	6,582,873
Cash	15,908	30,004
Deferred policy acquisition costs	141,189	135,282
Reinsurance recoverable	253,669	254,264
Accrued investment income	54,333	56,120
Receivable from affiliates, net	0	1,986
Reinsurance receivable from parent	3,755
Current income taxes receivable	4,817
Other assets	105,982	107,393
Separate Accounts	317,316	383,263
Total assets	7,139,017	7,551,185
Liabilities
Contractholder funds	3,185,887	3,402,594
Reserve for life-contingent contract benefits	2,095,316	2,280,356
Current income taxes payable	0	17,976
Deferred income taxes	215,504	212,949
Other liabilities and accrued expenses	130,826	127,663
Payable to affiliates, net	8,375
Reinsurance payable to parent	0	283
Separate Accounts	317,316	383,263
Total liabilities	$ 5,953,224	$ 6,425,084
Commitments and Contingent Liabilities (Note 11)
Shareholder's equity
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding	$ 2,500	$ 2,500
Additional capital paid-in	140,529	140,529
Retained income	886,816	813,456
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	522	386
Other unrealized net capital gains and losses	189,731	345,466
Unrealized adjustment to DAC, DSI and insurance reserves	(32,465)	(175,568)
Total unrealized net capital gains and losses	157,788	170,284
Unrealized foreign currency translation adjustments	(1,840)	(668)
Total accumulated other comprehensive income	155,948	169,616
Total shareholder's equity	1,185,793	1,126,101
Total liabilities and shareholder's equity	$ 7,139,017	$ 7,551,185